SEGMENT INFORMATION - Schedule of Revenue by Major Project Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Net revenue	$ 1,093	$ 901	$ 791
SUBLOCADE
Disclosure of products and services [line items]
Net revenue	630	408	244
PERSERIS
Disclosure of products and services [line items]
Net revenue	42	28	17
Sublingual/Other
Disclosure of products and services [line items]
Net revenue	$ 421	$ 465	$ 530